Securities (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	$ 89,197	$ 16,504
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(3,089)	(153)
Continuing Unrealized Loss For 12 Months or More Fair Value	8,232	0
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	(473)	0
Total Fair Value	97,429	16,504
Total Unrealized Loss	(3,562)	(153)
U.S. Federal Agency [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	2,858
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(142)
Continuing Unrealized Loss For 12 Months or More Fair Value	0
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	0
Total Fair Value	2,858
Total Unrealized Loss	(142)
State and Municipal [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	17,352	1,611
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(558)	(26)
Continuing Unrealized Loss For 12 Months or More Fair Value	1,524	0
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	(116)	0
Total Fair Value	18,876	1,611
Total Unrealized Loss	(674)	(26)
Mortgage-backed Securities - Residential [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	22,432	1,012
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(366)	(6)
Continuing Unrealized Loss For 12 Months or More Fair Value	0	0
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	0	0
Total Fair Value	22,432	1,012
Total Unrealized Loss	(366)	(6)
Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value	46,555	12,392
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss	(2,023)	(112)
Continuing Unrealized Loss For 12 Months or More Fair Value	6,708	0
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss	(357)	0
Total Fair Value	53,263	12,392
Total Unrealized Loss	(2,380)	(112)
Corporate Debt Securities [Member]
Fair value of securities with unrealized losses, aggregated by investment category and length of time
Continuing Unrealized Loss For Less Than 12 Months Fair Value		1,489
Continuing Unrealized Loss For Less Than 12 Months, Unrealized Loss		(9)
Continuing Unrealized Loss For 12 Months or More Fair Value		0
Continuing Unrealized Loss For 12 Months or More, Unrealized Loss		0
Total Fair Value		1,489
Total Unrealized Loss		$ (9)